Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

27            Earnings per share

Basic and diluted earnings per share

The calculation of basic earnings per share was based on the net income attributed to holders of common shares and the weighted average number of outstanding common shares. The calculation of diluted earnings per share was based on the net income attributed to holders of common shares and the weighted average number of outstanding common shares, after adjustments for all potential diluted common shares.

	December 31, 2021	December 31, 2020	December 31, 2019
Numerator
Profit attributable to holders of common shares	125,957	127,654	56,534
Denominator
Weighted average number of basic shares held by shareholders	121,777,128	119,960,383	122,312,323
Earnings per share – basic	1.03	1.06	0.46

Numerator
Profit attributable to holders of common shares	125,957	127,654	56,534
Denominator
Weighted average number of diluted shares held by shareholders	125,155,798	123,287,891	122,375,414
Net earnings per share – diluted	1.01	1.04	0.46

Weighted average number of common shares

	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average common shares (basic)	121,777,128	119,960,383	122,312,323
Effect of stock options when exercised	3,378,670	3,327,508	63,091
Weighted average number of common shares	125,155,798	123,287,891	122,375,414